UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 8/31/2024

Date of reporting period: 8/31/2024

Item 1. Reports to Stockholders.

(a)

Principal Street High Income Municipal Fund
Class A | GSTFX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Principal Street High Income Municipal Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
This report describes material fund changes. Please see page 2.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Principal Street High Income Municipal Fund	PAGE 1	TSR-AR-56167N415

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/15/2022)
Class A (without sales charge)	8.76	-0.89
Class A (with sales charge)	6.22	-1.77
Bloomberg Municipal Bond Total Return Index	6.09	0.86
Bloomberg High Yield Muni Bond	12.38	1.85
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$335,699,775
Number of Holdings	188
Net Advisory Fee	$1,677,052
Portfolio Turnover	24%
Average Credit Quality	BB
Effective Duration	7.43 years
30-Day SEC Yield	4.67%
30-Day SEC Yield Unsubsidized	4.68%
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
Public Finance Authority	6.7%
South Carolina Jobs-Economic Development Authority	3.7%
Capital Trust Agency, Inc.	3.6%
Children’s Trust Fund	3.1%
Brazoria County Industrial Development Corp.	2.6%
Falmouth Solid Waste Disposal Facilities Revenue	2.5%
Angelina & Neches River Authority	2.5%
Tarrant County Cultural Education Facilities Finance Corp.	2.2%
Atoka Industrial Development Authority	2.0%
Iowa Finance Authority	2.0%
MATERIAL FUND CHANGES
On September 30, 2024, the High Income Fund held a special meeting of shareholders, and at such meeting, High Income Fund shareholders approve an Agreement and Plan of Reorganization whereby the High Income Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “High Income Reorganization”), to be called the Easterly ROCMuni High Income Municipal Bond Fund. The High Income Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 44,355,586 shares outstanding and available to vote as of the close of business of June 28, 2024: 22,872,045 shares were
Principal Street High Income Municipal Fund	PAGE 2	TSR-AR-56167N415

present in person or by proxy, and of those shares 21,674,206 shares or 94.76% voted in favor (representing 48.86% of total outstanding shares:, 63,077 shares or 0.28% voted against (representing 0.14% of outstanding shares, and 1,134,762 shares or 4.96% abstained or withheld from voting (representing 2.56% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The High Income Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Principal Street Partners, LLC documents not be householded, please contact Principal Street Partners, LLC at 1-844-678-6900, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Principal Street Partners, LLC or your financial intermediary.
Principal Street High Income Municipal Fund	PAGE 3	TSR-AR-56167N415

Principal Street High Income Municipal Fund
Institutional Class | GSTAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Principal Street High Income Municipal Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
This report describes material fund changes. Please see page 2.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Principal Street High Income Municipal Fund	PAGE 1	TSR-AR-56167N670

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/15/2017)
Institutional (without sales charge)	7.94	-1.08	1.74
Bloomberg Municipal Bond Total Return Index	6.09	1.02	2.03
Bloomberg High Yield Muni Bond	12.38	2.85	4.34
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$335,699,775
Number of Holdings	188
Net Advisory Fee	$1,677,052
Portfolio Turnover	24%
Average Credit Quality	BB
Effective Duration	7.43 years
30-Day SEC Yield	5.03%
30-Day SEC Yield Unsubsidized	5.04%
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
Public Finance Authority	6.7%
South Carolina Jobs-Economic Development Authority	3.7%
Capital Trust Agency, Inc.	3.6%
Children’s Trust Fund	3.1%
Brazoria County Industrial Development Corp.	2.6%
Falmouth Solid Waste Disposal Facilities Revenue	2.5%
Angelina & Neches River Authority	2.5%
Tarrant County Cultural Education Facilities Finance Corp.	2.2%
Atoka Industrial Development Authority	2.0%
Iowa Finance Authority	2.0%
MATERIAL FUND CHANGES
On September 30, 2024, the High Income Fund held a special meeting of shareholders, and at such meeting, High Income Fund shareholders approve an Agreement and Plan of Reorganization whereby the High Income Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “High Income Reorganization”), to be called the Easterly ROCMuni High Income Municipal Bond Fund. The High Income Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 44,355,586 shares outstanding and available to vote as of the close of business of June 28, 2024: 22,872,045 shares were present in person or by proxy, and of those shares 21,674,206 shares or 94.76% voted in favor (representing 48.86% of
Principal Street High Income Municipal Fund	PAGE 2	TSR-AR-56167N670

total outstanding shares:, 63,077 shares or 0.28% voted against (representing 0.14% of outstanding shares, and 1,134,762 shares or 4.96% abstained or withheld from voting (representing 2.56% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The High Income Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Principal Street Partners, LLC documents not be householded, please contact Principal Street Partners, LLC at 1-844-678-6900, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Principal Street Partners, LLC or your financial intermediary.
Principal Street High Income Municipal Fund	PAGE 3	TSR-AR-56167N670

Principal Street High Income Municipal Fund
Investor Class | GSTEX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Principal Street High Income Municipal Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
This report describes material fund changes. Please see page 2.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$143	1.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Principal Street High Income Municipal Fund	PAGE 1	TSR-AR-56167N662

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2020)
Investor Class (without sales charge)	7.66	1.69
Bloomberg Municipal Bond Total Return Index	6.09	2.99
Bloomberg High Yield Muni Bond	12.38	6.99
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$335,699,775
Number of Holdings	188
Net Advisory Fee	$1,677,052
Portfolio Turnover	24%
Average Credit Quality	BB
Effective Duration	7.43 years
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.54%
Visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
Public Finance Authority	6.7%
South Carolina Jobs-Economic Development Authority	3.7%
Capital Trust Agency, Inc.	3.6%
Children’s Trust Fund	3.1%
Brazoria County Industrial Development Corp.	2.6%
Falmouth Solid Waste Disposal Facilities Revenue	2.5%
Angelina & Neches River Authority	2.5%
Tarrant County Cultural Education Facilities Finance Corp.	2.2%
Atoka Industrial Development Authority	2.0%
Iowa Finance Authority	2.0%
MATERIAL FUND CHANGES
On September 30, 2024, the High Income Fund held a special meeting of shareholders, and at such meeting, High Income Fund shareholders approve an Agreement and Plan of Reorganization whereby the High Income Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “High Income Reorganization”), to be called the Easterly ROCMuni High Income Municipal Bond Fund. The High Income Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 44,355,586 shares outstanding and available to vote as of the close of business of June 28, 2024: 22,872,045 shares were present in person or by proxy, and of those shares 21,674,206 shares or 94.76% voted in favor (representing 48.86% of
Principal Street High Income Municipal Fund	PAGE 2	TSR-AR-56167N662

total outstanding shares:, 63,077 shares or 0.28% voted against (representing 0.14% of outstanding shares, and 1,134,762 shares or 4.96% abstained or withheld from voting (representing 2.56% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The High Income Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Principal Street Partners, LLC documents not be householded, please contact Principal Street Partners, LLC at 1-844-678-6900, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Principal Street Partners, LLC or your financial intermediary.
Principal Street High Income Municipal Fund	PAGE 3	TSR-AR-56167N662

Principal Street Short Term Municipal Fund
Institutional Class | PSTYX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Principal Street Short Term Municipal Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
This report describes material fund changes. Please see page 2.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Principal Street Short Term Municipal Fund	PAGE 1	TSR-AR-56167N340

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/27/2022)
Institutional (without sales charge)	4.82	3.49
Bloomberg Municipal Bond Total Return Index	6.09	3.30
Bloomberg 3 Year Municipal Bond Index (2-4)	4.57	2.77
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$56,125,246
Number of Holdings	118
Net Advisory Fee	$34,445
Portfolio Turnover	67%
Average Credit Quality	AA-
Effective Duration	1.06 years
30-Day SEC Yield	2.79%
30-Day SEC Yield Unsubsidized	2.51%
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
State of Illinois	3.7%
Public Finance Authority	3.6%
Sweetwater Union High School District Public Financing Authority	3.6%
Skagit County Public Hospital District No. 2	3.6%
Chicago O’Hare International Airport	2.9%
Riverside Regional Jail Authority	2.8%
Tennessee Energy Acquisition Corp.	2.7%
Monarch-Chesterfield Levee District	2.7%
County of Miami-Dade Aviation Revenue	2.6%
Industrial Development Authority of Pima County	2.5%
MATERIAL FUND CHANGES
On September 30, 2024, the Short Term Fund held a special meeting of shareholders, and at such meeting, Short Term Fund shareholders approve an Agreement and Plan of Reorganization whereby the Short Term Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “Short Term Reorganization”), to be called the Easterly ROCMuni Short Term Municipal Bond Fund. The Short Term Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 12,457,941 shares outstanding and available to vote as of the close of business of June 28, 2024: 6,578,880 shares were
Principal Street Short Term Municipal Fund	PAGE 2	TSR-AR-56167N340

present in person or by proxy, and of those shares 6,484,541 shares or 98.57% voted in favor (representing 52.05% of total outstanding shares:, 0 shares or 0.00% voted against (representing 0.00% of outstanding shares, and 94,339 shares or 1.43% abstained or withheld from voting (representing 0.76% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The Short Term Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Principal Street Partners, LLC documents not be householded, please contact Principal Street Partners, LLC at 1-844-678-6900, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Principal Street Partners, LLC or your financial intermediary.
Principal Street Short Term Municipal Fund	PAGE 3	TSR-AR-56167N340

Principal Street Short Term Municipal Fund
Investor Class | PSTEX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Principal Street Short Term Municipal Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/. You can also request this information by contacting us at 1-844-678-6900.
This report describes material fund changes. Please see page 2.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the period of 8/31/23 thru 8/31/24 the Municipal Bond Market continued to recover from the prior 18 months of record breaking outflows. Although the last quarter of 2023 still experienced redemptions with a trailing four week average of approximately $1Billion, the new calendar year saw increasing interest and demand for the then much higher levels of tax free yields available in the asset class. For the remaining reporting period, municipal market flows turned positive on a four week trailing period, averaging roughly $750Million each month through August 2024. This was further evidenced by the subsequent increases in bond prices as AAA yields declined 41bps-18bps-29bps-25bps (5yr-10yr-20yr-30yr) and A rated yields declined 45bps-34bps-52bps-46bps (5yr-10yr-20yr-30yr). Additionally, credit outperformed high grade paper with spreads tightened upwards of 75bps on the short end of the curve (5yr) and 65 bps on the long end (22+yr).   The municipal bond market continues to provide opportunities to invest in attractive tax exempt yields, albeit at lower levels than a year ago but still quite attractive relative to the prior low rate environment experienced in the 2010s and most of the 2020s thus far.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Principal Street Short Term Municipal Fund	PAGE 1	TSR-AR-56167N357

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/27/2022)
Investor Class (without sales charge)	4.57	3.14
Bloomberg Municipal Bond Total Return Index	6.09	3.30
Bloomberg 3 Year Municipal Bond Index (2-4)	4.57	2.77
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$56,125,246
Number of Holdings	118
Net Advisory Fee	$34,445
Portfolio Turnover	67%
Average Credit Quality	AA-
Effective Duration	1.06 years
30-Day SEC Yield	2.61%
30-Day SEC Yield Unsubsidized	2.35%
Visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
State of Illinois	3.7%
Public Finance Authority	3.6%
Sweetwater Union High School District Public Financing Authority	3.6%
Skagit County Public Hospital District No. 2	3.6%
Chicago O’Hare International Airport	2.9%
Riverside Regional Jail Authority	2.8%
Tennessee Energy Acquisition Corp.	2.7%
Monarch-Chesterfield Levee District	2.7%
County of Miami-Dade Aviation Revenue	2.6%
Industrial Development Authority of Pima County	2.5%
MATERIAL FUND CHANGES
On September 30, 2024, the Short Term Fund held a special meeting of shareholders, and at such meeting, Short Term Fund shareholders approve an Agreement and Plan of Reorganization whereby the Short Term Fund would reorganize from Managed Portfolio Series and move into a newly created series of James Alpha Trust (the “Short Term Reorganization”), to be called the Easterly ROCMuni Short Term Municipal Bond Fund. The Short Term Reorganization is was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 12,457,941 shares outstanding and available to vote as of the close of business of June 28, 2024: 6,578,880 shares were
Principal Street Short Term Municipal Fund	PAGE 2	TSR-AR-56167N357

present in person or by proxy, and of those shares 6,484,541 shares or 98.57% voted in favor (representing 52.05% of total outstanding shares:, 0 shares or 0.00% voted against (representing 0.00% of outstanding shares, and 94,339 shares or 1.43% abstained or withheld from voting (representing 0.76% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The Short Term Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Principal Street Partners, LLC documents not be householded, please contact Principal Street Partners, LLC at 1-844-678-6900, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Principal Street Partners, LLC or your financial intermediary.
Principal Street Short Term Municipal Fund	PAGE 3	TSR-AR-56167N357

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$235,000	$139,870
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,000	$8,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PRINCIPAL STREET FUNDS
Principal Street High Income Municipal Fund
Principal Street Short Term Municipal Fund
Core Financial Statements
August 31, 2024

Principal Street High Income Municipal Fund
Schedule of Investments
August 31, 2024

	Par	Value
MUNICIPAL BONDS - 90.6%
Arizona - 3.7%
Arizona Industrial Development Authority
6.00%, 07/01/2049 (Obligor: Empower College Prep)(a)	$1,000,000	$1,016,202
Series A, 7.75%, 07/01/2050 (Obligor: Legacy Cares, Inc,)(a)(b)	1,600,000	64,000
Series A, 6.00%, 07/01/2051 (Obligor: Legacy Cares, Inc.)(a)(b)	540,000	21,600
Series C, 6.75%, 07/01/2030 (Obligor: Legacy Cares, Inc.)(a)(b)	2,000,000	80,000
La Paz County Industrial Development Authority, 7.00%, 12/01/2040 (Obligor: Imperial Valley Gateway Center)	1,535,000	900,023
Maricopa County Industrial Development Authority
6.00%, 01/01/2048 (Obligor: Christian Care Surprise)(a)	1,595,000	1,236,568
7.38%, 07/01/2063 (Obligor: Prescott Valley Charter School)(a)	3,000,000	3,027,583
Pima County Industrial Development Authority, 6.63%, 05/15/2031 (Obligor: La Posada Park Centre)(a)	2,000,000	2,033,005
Sierra Vista Industrial Development Authority
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community Development Authority)(a)(e)	2,200,000	1,802,476
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community Development Authority)(a)(e)	1,000,000	972,575
Series B, 6.25%, 10/01/2036 (Obligor: Georgetown Community Development Authority)(a)	1,500,000	1,282,064
		12,436,096
Arkansas - 0.4%
Clarksville Public Educational Facilities Board, 6.25%, 08/01/2056 (Obligor: University of The Ozarks)	1,300,000	1,342,538
California - 0.7%
California Municipal Finance Authority
6.20%, 06/15/2054 (Obligor: Westside Neighborhood Sch)(a)	1,030,000	1,110,677

	Par	Value
6.38%, 06/15/2064 (Obligor: Westside Neighborhood Sch)(a)	$1,060,000	$1,148,464
California Pollution Control Financing Authority
7.00%, 07/01/2025 (Obligor: CalPlant I)(a)(b)(c)	1,000,000	13,500
7.50%, 07/01/2032 (Obligor: CalPlant I)(a)(b)(c)	5,065,000	68,377
8.00%, 07/01/2039 (Obligor: CalPlant I)(a)(b)(c)	3,845,000	51,908
7.50%, 12/01/2039 (Obligor: CalPlant I)(a)(b)(c)	2,500,000	250
		2,393,176
Colorado - 7.3%
Aurora Highlands Community Authority Board, 5.75%, 12/01/2051	4,000,000	3,785,514
Banning Lewis Ranch Metropolitan District No. 8, 4.88%, 12/01/2051(a)	2,500,000	2,049,626
Canyon Pines Metropolitan District, Series A-1, 5.25%, 12/01/2051	2,000,000	1,848,463
Cascade Ridge Metropolitan District, 5.00%, 12/01/2051	1,000,000	895,433
Cottonwood Hollow Residential Metropolitan District, 5.00%, 12/01/2051	750,000	657,712
Four Corners Business Improvement District, 6.00%, 12/01/2052	1,000,000	1,026,832
Grandview Reserve Metropolitan District No. 3
Series A, 6.25%, 12/01/2052	1,500,000	1,492,156
Series B, 9.00%, 12/15/2052	1,000,000	1,003,138
Hess Ranch Metropolitan District No. 5
6.00%, 12/01/2043	1,000,000	1,030,407
6.50%, 12/01/2043	1,000,000	1,041,742
Ledge Rock Center Commercial Metropolitan District
Series A, 7.00%, 11/01/2052(a)	1,000,000	1,010,351
Series A, 7.38%, 11/01/2052(a)	1,000,000	1,023,050
Legato Community Authority, Series B, 8.25%, 12/15/2051	2,000,000	1,878,466
Peak Metropolitan District No. 3, Series A-1, 7.50%, 12/01/2052	1,500,000	1,529,684
Riverpark Metropolitan District/Arapahoe County, 6.38%, 12/01/2054	1,150,000	1,186,404
Sterling Ranch Community Authority Board
6.50%, 12/01/2054	1,000,000	1,046,039
8.75%, 12/15/2054	1,000,000	1,021,327
Waters’ Edge Metropolitan District No. 2, 5.00%, 12/01/2051	1,000,000	927,548
		24,453,892

The accompanying notes are an integral part of these financial statements.

1

Principal Street High Income Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - 0.5%
Connecticut Housing Finance Authority, 4.60%, 11/15/2049	$1,500,000	$1,519,064
Delaware - 1.1%
Delaware State Housing Authority, 4.60%, 07/01/2049	1,000,000	1,002,114
Town of Milton
5.70%, 09/01/2044(a)	1,000,000	1,035,718
5.95%, 09/01/2053(a)	1,500,000	1,553,268
		3,591,100
Florida - 6.1%
Capital Projects Finance Authority/FL
6.13%, 06/15/2044 (Obligor: Kissimmee Charter School)(a)	400,000	412,724
6.50%, 06/15/2054 (Obligor: Kissimmee Charter School)(a)	275,000	283,800
6.63%, 06/15/2059 (Obligor: Kissimmee Charter School)(a)	445,000	459,158
Capital Trust Agency, Inc.
10.00%, 07/01/2025 (Obligor: Voans SW Florida Healthcare)(a)	8,700,000	8,265,000
Series A, 6.50%, 10/01/2032 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(a)(b)	1,090,000	545,000
Series A, 6.75%, 10/01/2037 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(a)(b)	1,290,000	645,000
Series A, 7.00%, 10/01/2040 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(a)(b)	1,525,000	762,500
Series A, 7.00%, 12/01/2045 (Obligor: Tallahassee NHHI)(a)(b)	150,000	48,000
Series A, 7.00%, 10/01/2049 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(a)(b)	1,700,000	850,000
Series A, 7.13%, 12/01/2050 (Obligor: Tallahassee NHHI)(a)(b)	2,000,000	640,000
Series A, 7.00%, 07/01/2052 (Obligor: Tapestry Senior Housing Walden)(a)(b)	2,200,000	220,000
Greater Orlando Aviation Authority, 5.00%, 10/01/2054(c)	1,500,000	1,537,551
Lake Country, Series A1, 7.13%, 01/01/2052 (Obligor: Village Veranda at Lady Lake Obligated Group)(a)	5,800,000	4,350,000

	Par	Value
Palm Beach County Health Facilities Authority, 7.63%, 05/15/2058 (Obligor: Lifespace Communities)	$500,000	$567,623
William G King, 12.00%, 10/01/2024(d)	780,377	780,377
		20,366,733
Georgia - 1.0%
Atlanta Development Authority
5.50%, 04/01/2039	1,000,000	1,021,146
0.00%, 12/15/2048	1,000,000	811,110
South Regional Joint Development Authority, 5.25%, 08/01/2025 (Obligor: VSU Auxiliary Services Real Estate)	1,620,000	1,632,770
		3,465,026
Idaho - 0.6%
Spring Valley Community Infrastructure District No 1, 6.25%, 09/01/2053(a)	2,000,000	2,122,133
Illinois - 1.7%
Illinois Finance Authority
Series A, 6.50%, 05/15/2047 (Obligor: Plymouth Place)	1,000,000	1,074,301
Series A, 6.13%, 04/01/2049 (Obligor: Roosevelt University)(a)	2,500,000	2,510,218
Series A, 5.00%, 07/01/2051 (Obligor: Aim Art in Motion)(a)	3,000,000	2,292,623
		5,877,142
Indiana - 3.5%
Anderson Industrial Economic Development Revenue, 6.00%, 10/01/2042 (Obligor: Anderson University, Inc.)	1,500,000	1,325,007
Evansville Manufacturing Housing Revenue, 5.45%, 01/01/2038 (Obligor: Evansville RCF LP)	1,500,000	1,413,089
Goshen Manufacturing Housing Revenue, Series A, 5.00%, 08/01/2041 (Obligor: Green Oaks of Goshen, LLC)(a)	1,500,000	1,279,337
Indiana Finance Authority
7.00%, 03/01/2039 (Obligor: Brightmark Plastics Renewal)(a)(c)	5,960,000	3,497,853
4.25%, 03/01/2049 (Obligor: Hendricks County Hospital)	750,000	732,812
Indiana Housing & Community Development Authority, 6.75%, 01/01/2043 (Obligor: Vita of New Whiteland, LLC)	500,000	510,133

The accompanying notes are an integral part of these financial statements.

2

Principal Street High Income Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Valparaiso Manufactured Housing Revenue, 5.38%, 12/01/2041 (Obligor: Green Oaks of Valparaiso)(a)	$3,500,000	$2,871,413
		11,629,644
Iowa - 2.0%
Iowa Finance Authority
4.65%, 07/01/2049	3,000,000	3,017,493
5.00%, 09/01/2051 (Obligor: Sunrise Manor)	1,000,000	785,992
5.00%, 12/01/2051 (Obligor: Riserville Holdings)(a)(c)	3,495,000	2,886,944
		6,690,429
Kentucky - 3.0%
Falmouth Solid Waste Disposal Facilities Revenue, 8.50%, 06/01/2040 (Obligor: Texas Bluegrass Biofuels, LLC)(a)	8,875,000	8,560,826
Kentucky Housing Corp.
4.60%, 07/01/2049	1,000,000	1,002,233
4.65%, 01/01/2055	500,000	497,307
		10,060,366
Louisiana - 0.7%
Louisiana Public Facilities Authority
Series A, 6.00%, 06/01/2037 (Obligor: Jefferson Rise Charter School)(a)	480,000	483,117
Series A, 6.25%, 06/01/2052 (Obligor: Jefferson Rise Charter School)(a)	1,000,000	1,008,625
Series A, 6.38%, 06/01/2052 (Obligor: Grambling High Foundation)(a)	770,000	775,979
		2,267,721
Maine - 0.9%
Maine Finance Authority, 8.00%, 12/01/2051 (Obligor: Go Lab Madison, LLC)(a)(c)	5,500,000	3,022,678
Massachusetts - 0.3%
Massachusetts Development Finance Agency, 5.00%, 07/01/2051 (Obligor: Ascentria Care Alliance)(a)	1,250,000	1,075,321
Michigan - 0.5%
Michigan Finance Authority, 5.00%, 05/01/2046 (Obligor: Aquinas College)	1,000,000	815,887
Michigan Tobacco Settlement Finance Authority, 0.00%, 06/01/2058(e)	25,000,000	779,440
		1,595,327

	Par	Value
Minnesota - 0.4%
City of Minneapolis, 5.00%, 07/01/2055 (Obligor: Northeast College Prep)	$1,405,000	$1,167,680
Mississippi - 1.4%
Mississippi Development Bank, 3.63%, 11/01/2036(a)	1,000,000	958,535
Tunica County, 6.00%, 10/01/2040	3,850,000	3,543,941
		4,502,476
Missouri - 0.6%
Missouri Housing Development Commission, 4.70%, 11/01/2054	1,385,000	1,389,510
Parkville Industrial Development Authority, 3.20%, 02/01/2030 (Obligor: Park University)	625,000	549,893
		1,939,403
Nebraska - 0.9%
Nebraska Investment Finance Authority, 4.80%, 09/01/2054	3,000,000	3,027,698
New Hampshire - 0.9%
New Hampshire Business Finance Authority
5.25%, 12/01/2035(a)	1,500,000	1,500,701
5.00%, 07/01/2056 (Obligor: Ascentria Care Alliance)(a)	2,000,000	1,682,672
		3,183,373
New Jersey - 0.6%
New Jersey Economic Development Authority, 7.00%, 09/01/2047 (Obligor: Kintock Obligated Group)(a)	395,000	405,136
New Jersey Housing & Mortgage Finance Agency, 5.00%, 01/20/2066 (Obligor: Forest Hill House)	1,500,000	1,541,554
		1,946,690
New York - 4.0%
Build NYC Resource Corp., Series A- 1, 7.63%, 02/01/2053 (Obligor: Voices of Community Activists)	1,815,000	1,868,621
Erie Tobacco Asset Securitization Corp.
0.00%, 06/01/2055(b)(e)	6,000,000	492,382
0.00%, 06/01/2060(a)(b)(e)	115,000,000	5,579,282
New York Counties Tobacco Trust IV, Series F, 0.00%, 06/01/2060(b)(e)	50,000,000	3,199,885
New York Transportation Development Corp., 6.00%, 06/30/2054 (Obligor: JFK NTO LLC)(c)	1,000,000	1,093,188
Ulster County Capital Resource Corp.
5.25%, 09/15/2047 (Obligor: Woodland Pond)	550,000	463,840
5.25%, 09/15/2053 (Obligor: Woodland Pond)	920,000	748,260
		13,445,458

The accompanying notes are an integral part of these financial statements.

3

Principal Street High Income Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - 1.3%
Ohio Housing Finance Agency, 4.70%, 09/01/2054	$1,500,000	$1,507,314
Southern Ohio Port Authority, Series A, 7.00%, 12/01/2042 (Obligor: PureCycle Ohio)(a)(c)	2,600,000	2,730,000
		4,237,314
Oklahoma - 2.8%
Atoka Industrial Development Authority
8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling)(a)(c)	6,900,000	6,210,000
Series A, 8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling)(a)	750,000	675,000
Oklahoma County Finance Authority
6.25%, 06/15/2054(a)	1,000,000	1,026,107
6.50%, 06/15/2064(a)	1,500,000	1,554,189
		9,465,296
Oregon - 0.5%
Oregon State Facilities Authority, 7.00%, 12/15/2060 (Obligor: Portland Vlg School)(a)	1,500,000	1,528,384
Pennsylvania - 3.2%
Bethlehem Redevelopment Authority, 5.50%, 10/01/2054 (Obligor: Moravian University Group)	350,000	369,649
Cheltenham Township Industrial Development Authority
5.00%, 04/01/2044 (Obligor: Arcadia University)	535,000	538,368
5.75%, 04/01/2054 (Obligor: Arcadia University)	330,000	337,219
Pennsylvania Economic Development Financing Authority
Series A, 6.50%, 12/01/2038 (Obligor: Tapestry Moon)(a)(b)	2,950,000	1,124,688
Series A, 9.00%, 04/01/2051 (Obligor: Consol Energy)(a)(c)(f)	4,000,000	4,398,958
Series A, 6.75%, 12/01/2053 (Obligor: Tapestry Moon)(a)(b)	2,650,000	1,010,313
Philadelphia Authority for Industrial Development, 6.25%, 05/01/2042 (Obligor: Lasalle University)(a)	3,000,000	2,873,045
		10,652,240
Puerto Rico - 3.1%
Children’s Trust Fund
0.00%, 05/15/2057 (b)(e)	42,000,000	2,890,818
Series B, 0.00%, 05/15/2057(b)(e)	120,000,000	7,455,840
		10,346,658

	Par	Value
South Carolina - 3.8%
City of Hardeeville, 4.00%, 05/01/2052(a)	$500,000	$367,014
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living Obligated Group)	25,000	24,777
6.00%, 02/01/2035 (Obligor: Repower S. Berkeley)(a)(b)(c)	1,000,000	100,000
Series A, 7.00%, 11/01/2038 (Obligor: Jasper Pellets)(a)(b)(c)	1,500,000	354,000
Series A, 7.00%, 05/01/2039 (Obligor: AAC East)(a)(c)	3,500,000	3,106,830
Series A, 6.50%, 06/01/2051 (Obligor: Last Step Recycling, LLC)(a)(b)(c)	2,000,000	300,000
Series A, 5.00%, 06/15/2051 (Obligor: Virtus Academy)(a)	1,330,000	1,115,045
Series A, 5.00%, 06/15/2056 (Obligor: Virtus Academy)(a)	1,100,000	904,519
Series A, 7.75%, 10/01/2057 (Obligor: CR River Park)	6,150,000	6,567,926
		12,840,111
Tennessee - 0.9%
Knox County Industrial Development Board, 9.50%, 11/01/2052 (Obligor: TomPaul Knoxville, LLC)(a)(c)	1,000,000	1,026,744
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1, 7.50%, 04/01/2049 (Obligor: Trousdale Foundation Obligated Group)(a)(b)	1,140,000	11,400
Shelby County Health Educational & Housing Facilities Board, Series A, 5.75%, 10/01/2059 (Obligor: Luke Obligated Group)	3,000,000	2,052,375
		3,090,519
Texas - 16.0%
Angelina & Neches River Authority, 7.50%, 12/01/2045 (Obligor: Jefferson Enterprises Energy)(c)	11,900,000	8,539,313
Arlington Higher Education Finance Corp.
6.13%, 02/15/2053 (Obligor: Odyssey 2020 Academy)(a)	1,000,000	1,028,603
6.25%, 06/01/2063 (Obligor: Cypress Christian School)(a)	1,200,000	1,247,965
Brazoria County Industrial Development Corp.
9.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling)(a)(c)	4,115,000	4,329,827

The accompanying notes are an integral part of these financial statements.

4

Principal Street High Income Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Series A, 9.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling)(a)(c)	$3,215,000	$3,382,842
Series B, 7.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling)(c)	1,210,000	1,189,502
Calhoun County Navigation Industrial Development Authority
Series A, 3.63%, 07/01/2026 (Obligor: Max Midstream Texas, LLC)(a)(c)	1,500,000	1,273,955
Series B, 6.50%, 07/01/2026 (Obligor: Max Midstream Texas, LLC)(a)	1,000,000	970,418
Jefferson County Industrial Development Corp., 7.75%, 04/01/2039 (Obligor: TRP Crude Marketing)(a)	900,000	833,510
Kountze Economic Development Corp., 15.00%, 11/01/2027 (Obligor: Allegiant Industrial)(a)	4,350,000	4,863,964
New Hope Cultural Education Facilities Finance Corp.
Series A, 6.50%, 10/01/2033 (Obligor: Outlook at Windhaven)	1,500,000	1,560,009
Series A-2, 6.50%, 01/01/2031 (Obligor: Sanctuary LTC, LLC)	2,500,000	2,327,046
Series B, 2.00%, 11/15/2061 (Obligor: Buckingham Senior Living Obligated Group)(b)(f)	2,389,079	901,507
Port Beaumont Navigation District, 8.00%, 02/01/2039 (Obligor: Allegiant Industrial Island)(a)(c)	7,010,000	6,309,000
San Antonio Education Facilities Corp.
Series A, 5.00%, 10/01/2041 (Obligor: Hallmark University)	840,000	734,685
Series A, 5.00%, 10/01/2051 (Obligor: Hallmark University)	2,000,000	1,641,856
Series B, 5.25%, 10/01/2028 (Obligor: Hallmark University)	275,000	273,694
Tarrant County Cultural Education Facilities Finance Corp.
6.88%, 11/15/2055 (Obligor: MRC Senior Living Fort Worth)	2,600,000	2,476,639
Series A, 6.75%, 11/15/2051 (Obligor: MRC Senior Living Fort Worth)	5,000,000	4,743,057
Series B, 6.38%, 02/15/2041 (Obligor: CC Young Memorial Home)	550,000	302,500

	Par	Value
Texas Department of Housing & Community Affairs, 5.13%, 09/01/2053	$5,000,000	$5,196,431
		54,126,323
Utah - 5.2%
Black Desert Public Infrastructure District, 5.63%, 12/01/2053(a)	5,000,000	5,179,197
Chelsey Public Infrastructure District No 1, 7.00%, 12/01/2042(a)	1,350,000	1,390,685
Fields Estates Public Infrastructure District
5.25%, 12/01/2053(a)	1,500,000	1,513,780
6.13%, 03/01/2055(a)	725,000	736,387
Firefly Public Infrastructure District No. 1, 6.63%, 03/01/2054(a)	2,000,000	2,072,030
Firefly Public Infrastructure District No. 1, 5.63%, 12/01/2043(a)	1,000,000	1,037,731
Jordanelle Ridge Public Infrastructure District No 2, 7.75%, 03/01/2054(a)	2,000,000	2,037,901
Utah Charter School Finance Authority
Series A, 5.38%, 07/15/2042 (Obligor: Rockwell Charter High School)(a)	905,000	807,898
Series A, 5.50%, 07/15/2047 (Obligor: Rockwell Charter High School)(a)	1,460,000	1,285,709
Series B, 6.63%, 07/15/2047 (Obligor: Rockwell Charter High School)(a)	300,000	271,162
Wood Ranch Public Infrastructure District, 5.63%, 12/01/2053(a)	1,300,000	1,339,313
		17,671,793
Virginia - 0.3%
Virginia Housing Development Authority, 4.60%, 10/01/2054	1,000,000	996,240
Washington - 1.0%
Washington State Housing Finance Commission
6.38%, 07/01/2063 (Obligor: Seattle Academy of Arts)(a)	900,000	995,470
Series A, 5.00%, 07/01/2038 (Obligor: Lutheran Retirement Home Obligated Group)(a)	1,075,000	925,733
Series A, 4.00%, 01/01/2057 (Obligor: Eliseo Obligated Group)(a)	2,000,000	1,458,628
		3,379,831
West Virginia - 2.2%
West Virginia Economic Development Authority
8.75%, 02/01/2036 (Obligor: Entsorga West Virginia)(a)(c)	1,000,000	800,000

The accompanying notes are an integral part of these financial statements.

5

Principal Street High Income Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
West Virginia - (Continued)
7.63%, 12/01/2040 (Obligor: Empire Trimodal Terminal)(a)	$6,600,000	$5,642,259
West Virginia Housing Development Fund, 4.85%, 11/01/2049	1,000,000	1,021,024
		7,463,283
Wisconsin - 7.5%
Public Finance Authority
5.50%, 05/01/2039 (Obligor: Cedars Obligated Group)(a)	1,210,000	1,117,033
5.00%, 06/01/2041(a)	1,000,000	1,020,178
8.00%, 06/15/2042(a)	1,000,000	1,009,031
5.75%, 05/01/2054 (Obligor: Cedars Obligated Group)(a)	7,950,000	7,074,529
5.75%, 07/01/2062	1,994,879	2,140,067
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse ‘Ewa Beach)(a)	675,000	675,236
Series A, 7.50%, 06/01/2025 (Obligor: Dreamhouse ‘Ewa Beach)(a)	1,000,000	992,164
Series A, 7.05%, 09/01/2046 (Obligor: Austin FBO LLC)(a)(c)(f)	4,735,000	4,775,147
Series A, 6.85%, 10/01/2047 (Obligor: Proton International Alabama LLC)(a)(b)	400,000	40,000
Series A, 6.13%, 02/01/2048 (Obligor: Explore Academy)(a)	1,525,000	1,477,951
Series A, 5.88%, 06/01/2052 (Obligor: Coral Academy of Science)(a)	600,000	614,452
Series A, 6.63%, 06/01/2052 (Obligor: Discovery Charter School)(a)	900,000	910,781
Series A, 6.00%, 06/15/2052 (Obligor: Shining Rock Classical)	900,000	900,337
Wisconsin Health & Educational Facilities Authority
Series C, 7.00%, 07/01/2043 (Obligor: Chiara Communities, Inc.)	505,000	431,043
Series C, 7.50%, 07/01/2053 (Obligor: Chiara Communities, Inc.)	2,500,000	2,135,972
		25,313,921
TOTAL MUNICIPAL BONDS (Cost $354,647,570)		304,233,077
CORPORATE BONDS - 4.6%
CalPlant I LLC, 15.00%, 07/01/2025(a)	1,290,000	1,290,000
CalPlant I, LLC, 9.50%, 08/31/2023(a)	3,000,000	2,790,000

	Par	Value
Convival 2022 III, 12.00%, 11/15/2056(a)(d)	$5,025,000	$5,273,738
LSC Estero Prime, 12.00%, 04/30/2025(d)	1,250,000	1,250,000
Sunland Medical Foundation, 12.00%, 04/30/2025(d)	8,669,836	4,542,594
TOTAL CORPORATE BONDS (Cost $19,234,836)		15,146,332
	Shares
CONVERTIBLE PREFERRED STOCKS - 1.6%
Next Renewable Fuels Series A, 6.00%,(d)	7	5,383,052
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,383,200)		5,383,052
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 5.21%(g)	2,789,118	2,789,118
TOTAL SHORT-TERM INVESTMENTS (Cost $2,789,118)		2,789,118
TOTAL INVESTMENTS - 97.6% (Cost $382,054,724)		$327,551,579
Other Assets in Excess of Liabilities - 2.4%		8,148,196
TOTAL NET ASSETS - 100.0%		$335,699,775

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $191,806,276 or 57.0% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2024, the total value of securities subject to the AMT was $60,998,367 or 18.1% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $17,229,761 or 5.2% of net assets as of August 31, 2024.

(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable, or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

Principal Street Short Term Municipal Fund
Schedule of Investments
August 31, 2024

	Par	Value
MUNICIPAL BONDS - 93.9%
Alabama - 3.6%
Black Belt Energy Gas District No. 7, Series C-1, 5.25%, 12/01/2025	$1,000,000	$1,024,444
Houston County Health Care Authority, Series A, 5.00%, 10/01/2030	100,000	101,498
Russell County Public Building Authority, 4.50%, 01/01/2033	425,000	425,353
Southeast Energy Authority Cooperative District, 5.00%, 05/01/2053(a)	350,000	366,109
University of Alabama, 5.00%, 07/01/2025	100,000	100,167
		2,017,571
Alaska - 1.8%
CIVICVentures, 5.00%, 09/01/2029	1,000,000	1,009,057
Arizona - 2.4%
Pima County Industrial Development Authority
5.25%, 12/01/2026 (Obligor: P.L.C. Charter Schools)(b)	360,000	361,953
Series B-3, 5.13%, 11/15/2029 (Obligor: La Posada Park Centre)(b)	500,000	504,920
Series B-3, 5.63%, 11/15/2030 (Obligor: La Posada Park Centre)(b)	500,000	508,336
		1,375,209
California - 7.4%
California Enterprise Development Authority, Series A, 4.00%, 06/01/2036 (Obligor: Rocklin Academy)(b)	500,000	488,963
California Municipal Finance Authority, 4.00%, 07/15/2029 (Obligor: United Airlines Inc)(c)	100,000	100,303
California School Finance Authority, 5.00%, 07/01/2025 (Obligor: Hawking STEAM Charter Schools)(b)	400,000	404,801
City & County of San Francisco CA, 5.00%, 09/01/2024	100,000	100,000
City of Pasadena CA Electric Revenue, 5.00%, 06/01/2026	200,000	200,572
M-S-R Energy Authority, 6.13%, 11/01/2029	165,000	176,742
Palomar Community College District, Series B, 0.00%, 08/01/2029(d)	100,000	87,000
Paramount Redevelopment Agency Successor Agency, 5.25%, 08/01/2025	100,000	100,194
San Ysidro School District, 4.00%, 08/01/2029	130,000	130,069
Southern California Logistics Airport Authority, 4.50%, 12/01/2031	300,000	302,715
Sweetwater Union High School District Public Financing Authority, 5.00%, 09/01/2025	2,040,000	2,043,470
		4,134,829

	Par	Value
Colorado - 0.7%
Denver City & County Airport Revenue
Series A, 5.00%, 12/01/2032(c)	$300,000	$316,093
Series C, 6.13%, 11/15/2025(c)	55,000	56,717
		372,810
District of Columbia - 0.9%
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2030(c)	500,000	500,818
Florida - 4.4%
County of Miami-Dade Aviation Revenue, 5.00%, 10/01/2028(c)	1,475,000	1,478,947
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/01/2034	300,000	300,270
Miami-Dade County Industrial Development Authority
5.00%, 09/15/2024 (Obligor: Pinecrest Academy)	245,000	245,042
6.75%, 07/01/2029 (Obligor: Academir Charter Schools)(b)	100,000	99,783
Viera East Community Development District, 5.00%, 05/01/2026	335,000	335,488
		2,459,530
Illinois - 15.0%
Chicago Board of Education, 5.00%, 12/01/2031	150,000	159,107
Chicago O’Hare International Airport
5.00%, 01/01/2032	500,000	500,158
Series B, 5.00%, 01/01/2031(c)	1,140,000	1,140,384
City of Blue Island, 4.75%, 12/01/2024	100,000	100,074
Harvey Public Library District, 7.10%, 12/01/2032	695,000	699,880
Illinois Finance Authority, 5.00%, 03/01/2032 (Obligor: Southern IL Healthcare)	845,000	869,603
Kankakee, Iroquois, & Ford Counties Community Unit School District No. 2 Herscher, 4.50%, 12/01/2029	310,000	311,257
Metropolitan Pier & Exposition Authority, 7.00%, 07/01/2026	1,150,000	1,206,958
Pulaski, Massac, Alexander & Johnson Counties Community Unit School District No. 10
4.00%, 12/01/2027	165,000	165,016
4.00%, 12/01/2028	170,000	170,004
Sales Tax Securitization Corp., Series A, 5.00%, 01/01/2030	200,000	220,846
State of Illinois
6.00%, 11/01/2026	260,000	266,819
5.25%, 02/01/2029	1,795,000	1,798,055
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2025	325,000	325,555

The accompanying notes are an integral part of these financial statements.

7

Principal Street Short Term Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Tazewell County School District No. 98 Rankin, 4.50%, 12/01/2028	$230,000	$231,013
Vermilion County Conservation District, 4.50%, 03/01/2027	235,000	235,289
		8,400,018
Indiana - 2.4%
Indiana Finance Authority, 5.00%, 10/01/2032 (Obligor: Earlham College)	765,000	763,963
University Of Southern Indiana Foundation, 4.50%, 10/01/2024	575,000	575,943
		1,339,906
Iowa - 1.6%
Iowa Finance Authority, 5.00%, 02/15/2030 (Obligor: Iowa Health System)	245,000	246,313
PEFA, Inc., 5.00%, 09/01/2049(a)	630,000	643,626
		889,939
Maryland - 0.4%
Maryland Health & Higher Educational Facilities Authority, 5.00%, 08/15/2026 (Obligor: Medstar Health)	200,000	200,153
Massachusetts - 0.5%
Massachusetts Development Finance Agency, 5.00%, 10/01/2029 (Obligor: Provident Commonwealth)	150,000	153,710
North Reading, 5.00%, 05/15/2030	120,000	120,180
		273,890
Michigan - 2.0%
County of Bay, 4.25%, 11/01/2025	185,000	185,199
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026	250,000	250,241
Healthsource Saginaw, Inc., 4.00%, 05/01/2027	80,000	80,074
Michigan Finance Authority, Series MI-2, 5.00%, 12/01/2044 (Obligor: Trinity Health Corp.)(a)	100,000	100,756
Michigan State Building Authority, 5.00%, 04/15/2032	500,000	509,173
		1,125,443
Missouri - 3.0%
Missouri Development Finance Board, Series A, 5.00%, 06/01/2027	200,000	200,197
Monarch-Chesterfield Levee District, 5.00%, 03/01/2040	1,500,000	1,501,662
		1,701,859

	Par	Value
New Jersey - 0.7%
New Jersey Economic Development Authority
5.25%, 01/01/2025 (Obligor: NY/NJ Link Borrower LLC)(c)	$50,000	$50,065
5.00%, 01/01/2031 (Obligor: NY/NJ Link Borrower LLC)(c)	350,000	350,396
		400,461
New York - 5.0%
Hudson, 4.00%, 04/15/2028	95,000	95,083
Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/2030	1,000,000	1,039,686
Monroe County Industrial Development Corp./NY, 5.00%, 10/01/2031 (Obligor: Nazareth Clergy of Rochester)	925,000	962,918
New York State Dormitory Authority, Series A, 4.00%, 07/01/2033 (Obligor: St John’s University)	100,000	104,351
Oneida County Local Development Corp., 5.00%, 07/01/2027 (Obligor: Hamilton College)	200,000	200,196
Onondaga Civic Development Corp., 5.00%, 08/01/2031 (Obligor: Crouse Health)	400,000	420,695
		2,822,929
North Carolina - 1.3%
North Carolina Capital Facilities Finance Agency, Series A, 5.00%, 10/01/2027 (Obligor: Arc Of North Carolina)	100,000	101,681
North Carolina Medical Care Commission, Series B, 5.00%, 12/01/2024 (Obligor: Wake Forest Baptist)	650,000	650,750
		752,431
Ohio - 2.7%
City of Dayton Airport Revenue, 5.00%, 12/01/2024(c)	780,000	780,769
Ohio Housing Finance Agency, 7.00%, 03/01/2049	500,000	606,785
State of Ohio, 5.00%, 12/31/2029(c)	100,000	101,204
		1,488,758
Oklahoma - 1.0%
Norman Regional Hospital Authority, 5.00%, 09/01/2025 (Obligor: Norman Regional Hospital Authority)	235,000	236,355
Oklahoma Housing Finance Agency, 5.00%, 09/01/2027	350,000	350,137
		586,492
Oregon - 0.6%
Portland Water Revenue, 5.00%, 10/01/2024	350,000	350,486

The accompanying notes are an integral part of these financial statements.

8

Principal Street Short Term Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - 6.5%
Butler County Hospital Authority, 5.00%, 07/01/2028 (Obligor: Butler Health System)	$300,000	$301,120
Lycoming County Authority, Series S2, 4.50%, 11/01/2035 (Obligor: Lycoming College)(a)	500,000	499,595
Montgomery County Higher Education and Health Authority, Series UU1, 5.00%, 05/01/2029 (Obligor: Gwynedd Mercy University)	240,000	252,922
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2025 (Obligor: Kings College)	600,000	601,946
Pennsylvania Turnpike Commission, 5.00%, 12/01/2032	1,115,000	1,118,031
Philadelphia Authority for Industrial Development, Series A, 5.00%, 05/01/2030 (Obligor: Russell Byers Charter School)	680,000	694,567
Philadelphia Parking Authority, 5.25%, 02/15/2029	200,000	200,329
		3,668,510
Puerto Rico - 2.7%
Children’s Trust Fund, 5.50%, 05/15/2039	620,000	623,205
Puerto Rico Electric Power Authority
5.00%, 07/01/2025	385,000	385,034
5.25%, 07/01/2026	200,000	198,050
5.00%, 07/01/2027	310,000	309,736
		1,516,025
South Carolina - 1.2%
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living)	175,000	173,437
5.25%, 11/15/2028 (Obligor: Kiawah Life Plan VLG Inc.)	500,000	502,555
		675,992
Tennessee - 3.0%
Greeneville, 4.00%, 06/01/2029	165,000	175,016
Tennessee Energy Acquisition Corp.
Series A, 5.25%, 09/01/2024	1,000,000	1,000,000
Series C, 5.00%, 02/01/2027	500,000	514,060
		1,689,076
Texas - 7.2%
Arlington Higher Education Finance Corp., Series A, 5.00%, 08/15/2027 (Obligor: Wayside Schools)	200,000	205,173
Bacliff Municipal Utility District, 4.50%, 09/01/2029	340,000	340,294
Central Texas Turnpike System, 5.00%, 08/15/2028	295,000	295,894

	Par	Value
City of San Antonio, 5.00%, 02/01/2028	$200,000	$200,272
County of Wise, 5.00%, 08/15/2026	200,000	205,185
El Paso County Hospital District, 5.00%, 08/15/2025	345,000	346,427
Harris County Cultural Education Facilities Finance Corp., Series A, 5.00%, 01/01/2033 (Obligor: Brazos Presbyterian Obligated Group)	225,000	225,015
Kountze Economic Development Corp., 15.00%, 11/01/2027 (Obligor: Allegiant Industrial, LLC)(b)	100,000	111,815
Lower Colorado River Authority, 5.00%, 05/15/2030	140,000	140,172
North Harris County Regional Water Authority, 5.00%, 12/15/2026	100,000	100,135
Port Beaumont Navigation District, 8.00%, 02/01/2039(Obligor: Allegiant Industrial Island)(b)(c)	265,000	238,500
San Antonio, 5.00%, 02/01/2027	140,000	140,184
San Antonio Education Facilities Corp., Series B, 5.25%, 10/01/2028 (Obligor: Hallmark University, Inc.)	100,000	99,525
San Juan Higher Education Finance Authority, 8.25%, 08/15/2029 (Obligor: Idea Public Schools)	410,000	418,012
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	935,000	967,212
		4,033,815
Virginia - 2.8%
Riverside Regional Jail Authority, 5.00%, 07/01/2025	1,550,000	1,552,710
Washington - 6.5%
City of Washougal Water & Sewer Revenue, 4.50%, 09/01/2025	120,000	120,290
Port of Seattle, 5.00%, 06/01/2031 (Obligor: Seatac Fuel LLC)(c)	1,240,000	1,240,534
Skagit County Public Hospital District No. 2, 5.00%, 12/01/2033	2,000,000	2,005,319
Washington Health Care Facilities Authority, 5.00%, 10/01/2026 (Obligor: Providence St. Joseph)	290,000	290,992
		3,657,135
West Virginia - 0.8%
Monongalia County Building Commission, 5.00%, 07/01/2028 (Obligor: Vandalia Health Obligation Group)	455,000	458,393
Wisconsin - 5.8%
Kenosha Unified School District No. 1, 4.50%, 04/01/2028	350,000	350,467
Public Finance Authority
6.50%, 06/01/2045 (Obligor: Noorda College of Osteopathic)(b)	200,000	178,698

The accompanying notes are an integral part of these financial statements.

9

Principal Street Short Term Municipal Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse ’Ewa Beach)(b)	$1,325,000	$1,325,464
Series A, 5.00%, 12/01/2027 (Obligor: Prime Healthcare Foundation)	530,000	540,239
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2025 (Obligor: Aspirus Inc.)	100,000	100,126
5.00%, 12/01/2027 (Obligor: Iowa Health System)	740,000	741,532
		3,236,526
TOTAL MUNICIPAL BONDS (Cost $52,309,056)		52,690,771

	Shares
SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
First American Government Obligations Fund - Class X, 5.21%(e)	3,136,235	3,136,235
TOTAL SHORT-TERM INVESTMENTS (Cost $3,136,235)		3,136,235
TOTAL INVESTMENTS - 99.5% (Cost $55,445,291)		$55,827,006
Other Assets in Excess of Liabilities - 0.5%		298,240
TOTAL NET ASSETS - 100.0%		$56,125,246

Percentages are stated as a percent of net assets.
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $4,223,233 or 7.5% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2024, the total value of securities subject to the AMT was $6,354,730 or 11.3% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	High Income Municipal Fund	Short Term Municipal Fund
ASSETS:
Investments, at value (Cost: $382,054,724 and $55,445,291, respectively)	$327,551,579	$55,827,006
Interest receivable	11,287,127	769,949
Receivable for capital shares sold	51,290	—
Prepaid expenses	47,872	17,688
Total assets	338,937,868	56,614,643
LIABILITIES:
Payable for investment securities purchased	1,732,795	—
Payable for capital shares redeemed	1,013,992	386,810
Payable to investment adviser	137,480	7,913
Payable for fund administration & accounting fees	98,292	37,820
Payable for distribution fees	72,261	3,100
Payable for distribution to shareholders	60,088	1,290
Payable for audit fees	50,001	23,001
Payable for transfer agent fees & expenses	28,320	11,719
Payable for custody fees	6,999	1,101
Payable for compliance fees	3,125	3,125
Accrued expenses	34,740	13,518
Total liabilities	3,238,093	489,397
NET ASSETS	$335,699,775	$56,125,246
Net Assets Consist of:
Paid-in capital	$420,764,659	$56,302,921
Total accumulated loss	(85,064,884)	(177,675)
Net assets	$335,699,775	$56,125,246
A Class:
Net assets	$16,241,063	$—
Shares issued and outstanding(1)	2,227,719	—
Net asset value, redemption price, and offering price per share(2)	$7.29	$—
Maximum offering price per share(2)(3)	$7.46	$—
Institutional Class:
Net assets	$267,850,803	$46,949,379
Shares issued and outstanding(1)	36,584,117	11,055,729
Net asset value, redemption price, and offering price per share	$7.32	$4.25
Investor Class:
Net assets	$51,607,909	$9,175,867
Shares issued and outstanding(1)	7,012,480	2,163,502
Net asset value, redemption price, and offering price per share	$7.36	$4.24

(1)	Unlimited shares authorized without par value.
(2)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase.
(3)	The offering price is calculated by dividing the net asset value by 1 minus the maximum front-end sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

11

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	High Income Municipal Fund	Short Term Municipal Fund
INVESTMENT INCOME:
Interest income	$23,272,116	$2,505,360
Total investment income	23,272,116	2,505,360
EXPENSES:
Investment adviser fees (See Note 4)	1,664,290	240,265
Fund administration & accounting fees (See Note 4)	370,879	155,413
Transfer agent fees & expenses (See Note 4)	113,768	46,952
Federal & state registration fees	80,650	31,151
Audit fees	49,997	23,007
Custody fees (See Note 4)	36,894	6,428
Legal fees	34,037	30,206
Trustee fees	22,791	22,729
Compliance fees (See Note 4)	12,494	12,497
Postage & printing fees	11,670	3,568
Other expenses	6,638	4,696
Insurance expense	3,915	2,654
Distribution and shareholder servicing fees -
A Class (See Note 5)	23,069	—
Investor Class (See Note 5)	207,285	20,047
Total expense before interest expense	2,638,377	599,613
Interest expense (See Note 9)	232,624	12,526
Total expenses before recoupment/waiver	2,871,001	612,139
Adviser recoupment (See Note 4)	37,583	—
Less: waiver from investment adviser (See Note 4)	(24,821)	(205,820)
Net expenses	2,883,763	406,319
Net investment income	20,388,353	2,099,041
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(3,719,776)	(227,316)
Net change in unrealized appreciation/depreciation on investments	5,455,265	431,679
Net realized and unrealized gain on investments	1,735,489	204,363
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,123,842	$2,303,404

The accompanying notes are an integral part of these financial statements.

12

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment income	$20,388,353	$15,757,168
Net realized loss on investments	(3,719,776)	(14,501,142)
Net change in unrealized appreciation/depreciation on investments	5,455,265	(11,030,242)
Net increase (decrease) in net assets resulting from operations	22,123,842	(9,774,216)
CAPITAL SHARE TRANSACTIONS:
A Class:
Proceeds from shares sold	11,837,169	5,512,512
Proceeds from reinvestment of distributions	465,873	157,461
Payments for shares redeemed	(1,993,291)	(116,320)
Net increase in net assets resulting from A Class transactions	10,309,751	5,553,653
Institutional Class:
Proceeds from shares sold	153,824,971	130,446,143
Proceeds from reinvestment of distributions	15,224,470	14,883,107
Payments for shares redeemed	(144,390,852)	(153,392,207)
Net increase (decrease) in net assets resulting from Institutional Class transactions	24,658,589	(8,062,957)
Investor Class:
Proceeds from shares sold	31,468,675	13,182,731
Proceeds from reinvestment of distributions	1,458,898	571,576
Payments for shares redeemed	(10,654,136)	(3,484,484)
Net increase in net assets resulting from Investor Class transactions	22,273,437	10,269,823
Net increase in net assets from capital share transactions	57,241,777	7,760,519
DISTRIBUTIONS TO SHAREHOLDERS
A Class	(554,322)	(189,908)
Institutional Class	(15,522,402)	(15,335,281)
Investor Class	(2,364,322)	(1,440,870)
Total distributions to shareholders	(18,441,046)	(16,966,059)
Total increase (decrease) in net assets	60,924,573	(18,979,756)
NET ASSETS:
Beginning of year	274,775,202	293,754,958
End of year	$335,699,775	$274,775,202

The accompanying notes are an integral part of these financial statements.

13

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment income	$2,099,041	$1,752,652
Net realized loss on investments	(227,316)	(395,830)
Net change in unrealized appreciation/depreciation on investments	431,679	(52,691)
Net increase in net assets resulting from operations	2,303,404	1,304,131
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	23,405,978	48,683,163
Proceeds from reinvestment of distributions	1,787,234	1,678,005
Payments for shares redeemed	(31,621,792)	(26,736,332)
Net increase (decrease) in net assets resulting from Institutional Class transactions	(6,428,580)	23,624,836
Investor Class:
Proceeds from shares sold	16,055,002	101,225
Proceeds from reinvestment of distributions	298,931	1,573
Payments for shares redeemed	(7,339,734)	(2,494)
Net increase in net assets resulting from Investor Class transactions	9,014,199	100,304
Net increase in net assets from capital share transactions	2,585,619	23,725,140
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,802,661)	(1,688,232)
Investor Class	(298,931)	(1,573)
Total distributions to shareholders	(2,101,592)	(1,689,805)
Total increase in net assets	2,787,431	23,339,466
NET ASSETS:
Beginning of year	53,337,815	29,998,349
End of year	$56,125,246	$53,337,815

The accompanying notes are an integral part of these financial statements.

14

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND
STATEMENT OF CASH FLOWS

For the Year Ended August 31, 2024
INCREASE (DECREASE) IN CASH:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$22,123,842
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of investments	(118,997,896)
Proceeds from sales of investments	68,888,186
Purchases and sales of short-term investments, net	(4,160,146)
Decrease in receivable for shareholder reprocessing	598,845
Amortization (accretion) of market premium (discount), net	(1,900,463)
Changes in operating assets and liabilities
Increase in payable for investment securities purchased	1,732,795
Increase in interest receivable	(3,219,044)
Increase in prepaid expenses	(14,685)
Increase in payable to investment adviser	14,932
Decrease in accrued distributions payable	(56,146)
Increase in other expenses	111,150
Net change in unrealized depreciation of investments	(5,455,265)
Net realized loss	3,719,776
Net cash provided by operating activities	(36,614,119)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	197,932,137
Cost of shares redeemed(b)	(157,001,213)
Loan borrowings	88,529,000
Loan repayments	(88,529,000)
Dividends paid to shareholders, net of reinvestments	(1,291,805)
Net cash used for financing activities	39,639,119
Net change in cash	$3,025,000
Cash:
Beginning of period	(3,025,000)
End of period	$(0)
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$232,624
Reinvested distributions	$17,149,241

(a)	Includes an decrease in receivable for capital shares sold of $801,322.
(b)	Includes a increase in payable for capital shares redeemed of $37,066.
The accompanying notes are an integral part of these financial statements.

15

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
A Class
For a Fund share outstanding throughout the periods.

	Year Ended August 31,		For the Period Inception(1) Through August 31, 2022
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$7.11	$7.87	$8.74
Investment operations:
Net investment income	0.46	0.43	0.24
Net realized and unrealized gain (loss) on investments	0.15	(0.74)	(0.87)
Total from investment operations	0.61	(0.31)	(0.63)
Less distributions from:
Net investment income	(0.43)	(0.45)	(0.24)
Net realized gains	—	—	—
Total distributions	(0.43)	(0.45)	(0.24)
Net asset value, end of period	$7.29	$7.11	$7.87
Total return(2)(3)	8.76%	-4.02%	-7.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$16,241	$5,739	$375
Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	1.12%	1.27%	1.27%
After expense waiver/recoupment(4)	1.12%	1.23%	1.20%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(4)	1.05%	1.07%	1.06%
After expense waiver/recoupment(4)	1.05%	1.03%	0.98%
Ratio of net investment income to average net assets:
After expense waiver/recoupment(4)	6.50%	5.52%	5.44%
Portfolio turnover rate(2)	24%	21%	53%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Not annualized for period less than one year.
(3)	Return does not include sales load.
(4)	Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

16

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the years.

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$7.21	$7.91	$9.27	$9.12	$10.36
Investment operations:
Net investment income	0.49	0.43	0.46	0.51	0.60
Net realized and unrealized gain (loss) on investments	0.07	(0.67)	(1.35)	0.15	(1.24)
Total from investment operations	0.56	(0.24)	(0.89)	0.66	(0.64)
Less distributions from:
Net investment income	(0.45)	(0.46)	(0.47)	(0.51)	(0.56)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.45)	(0.46)	(0.47)	(0.51)	(0.60)
Net asset value, end of year	$7.32	$7.21	$7.91	$9.27	$9.12
Total return	7.94%	-2.94%	-9.88%	7.49%	-6.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in 000’s)	$267,851	$240,235	$272,640	$289,438	$201,763
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.87%	1.04%	0.86%	0.78%	0.80%
After expense waiver/recoupment	0.88%	1.00%	0.83%	0.73%	0.74%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment	0.80%	0.81%	0.76%	0.77%	0.79%
After expense waiver/recoupment	0.80%	0.77%	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets:
After expense waiver/recoupment	6.82%	5.75%	5.35%	5.70%	6.28%
Portfolio turnover rate	24%	21%	53%	64%	41%

The accompanying notes are an integral part of these financial statements.

17

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund share outstanding throughout the periods.

	Year Ended August 31,				For the Period Inception(1) Through August 31, 2020
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.23	$7.96	$9.32	$9.18	$8.66
Investment operations:
Net investment income	0.45	0.40	0.41	0.48	0.22
Net realized and unrealized gain (loss) on investments	0.09	(0.70)	(1.35)	0.13	0.51(4)
Total from investment operations	0.54	(0.30)	(0.94)	0.61	0.73
Less distributions from:
Net investment income	(0.41)	(0.43)	(0.42)	(0.47)	(0.21)
Net realized gains	—	—	—	—	—
Total distributions	(0.41)	(0.43)	(0.42)	(0.47)	(0.21)
Net asset value, end of period	$7.36	$7.23	$7.96	$9.32	$9.18
Total return(2)	7.66%	-3.81%	-10.28%	6.82%	8.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$51,608	$28,801	$20,740	$12,420	$278
Ratio of expenses to average net assets:
Before expense waiver/recoupment(3)	1.37%	1.54%	1.38%	1.28%	1.32%
After expense waiver/recoupment(3)	1.38%	1.50%	1.35%	1.24%	1.23%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(3)	1.30%	1.31%	1.26%	1.27%	1.32%
After expense waiver/recoupment(3)	1.30%	1.27%	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets:
After expense waiver/recoupment(3)	6.30%	5.25%	4.89%	5.20%	6.21%
Portfolio turnover rate(2)	24%	21%	53%	64%	41%

(1)	Inception date for the Investor Class was March 23, 2020.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

18

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the periods.

	Year Ended August 31,		For the Period Inception(1) Through August 31, 2022
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$4.22	$4.26	$4.25
Investment operations:
Net investment income	0.17	0.14	0.03
Net realized and unrealized gain (loss) on investments	0.03	(0.04)	0.01(4)
Total from investment operations	0.20	0.10	0.04
Less distributions from:
Net investment income	(0.17)	(0.14)	(0.03)
Net realized gains	—	—	—
Total distributions	(0.17)	(0.14)	(0.03)
Net asset value, end of period	$4.25	$4.22	$4.26
Total return(2)	4.82%	2.36%	1.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$46,949	$53,211	$29,970
Ratio of expenses to average net assets:
Before expense waiver(3)	1.11%	1.09%	4.41%
After expense waiver(3)	0.72%	0.71%	0.70%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.09%	1.09%	4.41%
After expense waiver(3)	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
After expense waiver(3)	3.97%	3.42%	2.52%
Portfolio turnover rate(2)	67%	75%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

19

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund share outstanding throughout the periods.

	Year Ended August 31,		For the Period Inception(1) Through August 31, 2022
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$4.21	$4.26	$4.25
Investment operations:
Net investment income	0.16	0.13	0.03
Net realized and unrealized gain (loss) on investments	0.03	(0.05)	0.01(4)
Total from investment operations	0.19	0.08	0.04
Less distributions from:
Net investment income	(0.16)	(0.13)	(0.03)
Net realized gains	—	—	—
Total distributions	(0.16)	(0.13)	(0.03)
Net asset value, end of period	$4.24	$4.21	$4.26
Total return(2)	4.57%	1.87%	0.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$9,176	$127	$28
Ratio of expenses to average net assets:
Before expense waiver(3)	1.35%	1.37%	5.60%
After expense waiver(3)	0.97%	0.95%	0.96%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.33%	1.36%	5.59%
After expense waiver(3)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
After expense waiver(3)	3.72%	3.18%	2.27%
Portfolio turnover rate(2)	67%	75%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

20

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Principal Street High Income Municipal Fund (the “High Income Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Principal Street Short Term Municipal Fund (the “Short Term Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. Each series is considered a “Fund” and collectively, the “Funds”. Prior to October 15, 2019, the High Income Fund was known as the Green Square High Income Municipal Fund. The investment objective of both Funds is to provide current income exempt from regular federal income tax. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The High Income Fund currently offers three classes of shares for purchase. The High Income Fund’s Institutional Class commenced operations on September 15, 2017, the Investor Class commenced operations on March 23, 2020, and the A Class commenced operations on February 16, 2022. The Short Term Fund commenced operations on April 27, 2022 and currently offers two classes of shares, Institutional Class and Investor Class. Each class of shares for the Funds has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single share class. For the High Income Fund, the Investor Class and A Class shares are subject to a 0.50% and 0.25% Rule 12b-1 distribution and servicing fee, respectively. For the Short Term Fund, the Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended August 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended August 31, 2024, the Funds did not incur any interest or penalties. The High Income Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended August 31, 2021. The Short Term fund is not subject to examination by U.S. Tax Authorities prior to the year ended August 31, 2022.
Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds will declare daily and pay monthly distributions of net investment income. The Funds will also distribute net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate

21

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024(Continued)
characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended August 31, 2024, there were no such reclassifications.
Allocation of Expenses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. For the High Income Fund, 12b-1 fees are expensed at annual rates of 0.50% and 0.25% of average daily net assets of the Investor Class and A Class shares, respectively (See Note 5). For the Short Term Fund, 12b-1 fees are expensed at an annual rate 0.25% of average daily net assets of the Investor Class (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed Income Securities – Municipal and corporate bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuer, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in the Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Principal Street Partners, LLC. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of

22

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024(Continued)
the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers, dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2024:
High Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$303,452,700	$780,377	$304,233,077
Corporate Bonds	—	4,080,000	11,066,332	15,146,332
Convertible Preferred Stock	—	—	5,383,502	5,383,052
Short-Term Investment	2,789,118	—	—	2,789,118
Total Investments in Securities*	$2,789,118	$307,532,700	$17,229,761	$327,551,579

Short Term Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$52,690,771	$—	$52,690,771
Short-Term Investment	3,136,235	—	—	3,136,235
Total Investments in Securities*	$3,136,235	$52,690,771	$—	$55,827,006

*	Refer to the Schedule of Investments for further information on the classification of investments.
The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of August 31, 2023	$33,360,652
Accrued discounts/premiums	68,218
Realized gain (loss)	(162,419)
Change in net unrealized appreciation/depreciation	(759,111)
Paid-in-kind interest	299,550
Net purchases (sales)	(12,787,129)
Transfers into and/or out of Level 3	(2,790,000)
Balance as of August 31, 2024	$17,229,761
Change in unrealized appreciation/depreciation during the year for Level 3 investments as of August 31, 2024	$(3,878,633)

During the year ended August 31, 2024, one security was transferred from Level 3 to Level 2 due to an observed trade of the security being used as the basis for valuation of the security.
The Level 3 investments as of August 31, 2024 for the High Income Fund represented 5.2% of the Fund’s net assets.

23

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024(Continued)
The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of August 31, 2024:

Security Description	Security Type	Fair Value as of August 31, 2024	Valuation Technique	Unobservable Input*	Range	Weighted Average
Convival Funding 2022 III, 12.00%, 11/15/2056	Corporate Bond	$5,273,738	Discounted Cash Flow	Discount Rate	11.4%	100%
LSC Estero Prime, 12.00%, 4/30/2025	Corporate Bond	1,250,000	Liquidation Approach	Recovery Rate	100%	100%
Next Renewable Fuels, Series A	Convertible Preferred Stock	5,383,502	Accreted Cost	Recovery Rate	100%	100%
Sunland Medical Foundation, 12.00%, 4/30/2025	Corporate Bond	4,542,594	Liquidation Approach	Recovery Rate	52.4%	100%
William G King, 12.00%, 10/01/2024	Municipal Bond	780,377	Liquidation Approach	Recovery Rate	100%	100%

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.55% and 0.45% of the High Income Fund and Short Term Fund average daily net assets, respectively.
The Funds’ Adviser has contractually agreed to reduce its management fees, and may reimburse the Funds for their operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) for the Funds do not exceed 0.80% and 0.70% of the High Income Fund and Short Term Fund average daily net assets, respectively. Prior to February 15, 2023, the rate was 0.73% for the High Income Fund.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred and at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectuses. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Total fee recoupment for the High Income Fund in the year ended August 31, 2024, was $37,583. The Short Term Fund did not recoup any fee waivers in the current fiscal year. Additional waived fees and reimbursed expenses subject to potential recovery by month of expiration for the Funds are as follows:

	High Income Fund	Short Term Fund
Expiration	Amount	Amount
September 2024 – August 2025	$89,955	$128,142*
September 2025 – August 2026	$78,680	$198,611
September 2026 – August 2027	$24,821	$205,820

*	The potential recovery by month of expiration for this amount is April 2025 – August 2025.

24

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024(Continued)
U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended August 31, 2024, are disclosed in the Statements of Operations.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in both the Investor Class and A Class. For the High Income Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.50% and 0.25% of the Investor Class and A Class average daily net assets, respectively. For the Short Term Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended August 31, 2024, the High Income Fund’s Investor and A Class incurred expenses of $207,285 and $23,069 respectively, pursuant to the Plan. For the year ended August 31, 2024, the Short Term Fund’s Investor Class incurred expenses of $20,047 pursuant to the Plan.
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:
High Income Fund

	Year Ended August 31,
	2024	2023
A Class:
Shares sold	1,632,993	753,758
Shares issued to holders in reinvestment of distributions	64,098	21,255
Shares redeemed	(276,337)	(15,644)
Net increase in A Class shares	1,420,754	759,369
Institutional Class:
Shares sold	21,146,437	17,435,877
Shares issued to holders in reinvestment of distributions	2,088,543	2,002,632
Shares redeemed	(19,981,417)	(20,581,450)
Net increase (decrease) in Institutional Class shares	3,253,563	(1,142,941)
Investor Class:
Shares sold	4,282,604	1,763,934
Shares issued to holders in reinvestment of distributions	198,000	76,413
Shares redeemed	(1,449,676)	(465,309)
Net increase in Investor Class shares	3,030,928	1,375,038
Net increase in capital shares	7,705,245	991,466

25

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024(Continued)
Short Term Fund

	Year Ended August 31,
	2024	2023
Institutional Class:
Shares sold	5,536,438	11,495,466
Shares issued to holders in reinvestment of distributions	422,991	396,536
Shares redeemed	(7,517,454)	(6,315,320)
Net increase (decrease) in Institutional Class shares	(1,558,025)	5,576,682
Investor Class:
Shares sold	3,801,455	23,930
Shares issued to holders in reinvestment of distributions	70,747	373
Shares redeemed	(1,738,926)	(587)
Net increase in Investor Class shares	2,133,276	23,716
Net increase in capital shares	575,251	5,600,398

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended August 31, 2024, were as follows:

	High Income Fund		Short Term Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$118,247,896	$68,888,186	$36,159,387	$33,034,281

During the fiscal year ended August 31, 2024, the Short Term Fund sold securities to the High Income Fund. These transactions occurred at the current market prices as provided by an independent pricing service at the time and complied with Rule 17a-7 under the 1940 Act. Details of these 17a-7 transactions are as follows:

Date	Selling Fund	Purchasing Fund	Net Proceeds	Net Gain
4/25/2024	Short Term Fund	High Income Fund	$712,500	$165,000

8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2024, were as follows:

	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Federal Income Tax Cost
High Income Fund	$6,817,517	$(62,186,932)	$(55,369,415)	$382,920,994
Short Term Fund	$408,818	$(27,475)	$381,343	$55,445,663

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.
At August 31, 2024, components of distributable earnings on a tax-basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Loss
High Income Fund	$1,891,162	$ —	$(31,586,631)	$(55,369,415)	$(85,064,884)
Short Term Fund	$69,736	$—	$(628,754)	$381,343	$(177,675)

26

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024(Continued)
As of August 31, 2024, the High Income Fund and Short Term Fund had long-term capital loss carryovers of $22,736,943 and $192,491, respectively, and short-term capital loss carryovers of $8,789,601 and $434,973 respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended August 31, 2024, the Funds did not defer any qualified late year losses.
The tax character of distributions paid for the year ended August 31, 2024, were as follows:

	Ordinary Income**	Tax Exempt Income	Long Term Capital Gains	Total
High Income Fund	$3,145,445	$15,295,600	$ —	$18,441,045
Short Term Fund	$119,724	$1,981,868	$—	$2,101,592

The tax character of distributions paid for the year ended August 31, 2023, were as follows:

	Ordinary Income**	Tax Exempt Income	Long Term Capital Gains	Total
High Income Fund	$1,978,091	$14,987,968	$ —	$16,966,059
Short Term Fund	$72,132	$1,617,673	$—	$1,689,805

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
9. LINE OF CREDIT
The High Income Fund had established a secured line of credit (“LOC”) in the amount of $30,000,000, 10% of gross market value of the Fund, or 33.33% of the gross market value of the Fund’s unencumbered assets, whichever was less. The LOC matured and was not renewed on July 19, 2024. This LOC was intended for investment purposes. The LOC was with the Custodian. Interest was charged at the prime rate minus 1.50% on any used portion of the LOC, which was 7.00% as of July 19, 2024. The interest rate during the period was 7.00%. The weighted average interest rate paid on outstanding borrowings during the period for the High Income Fund was 7.00%. Interest was also charged at 0.25% on any unused portion of this LOC.
The High Income Fund has established an unsecured line of credit (“LOC”) in the amount of $30,000,000, 15% of gross market value of the Fund, or 33.33% of the market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 18, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of August 31, 2024. The interest rate during the period was 8.50%.
The Short Term Fund has established an unsecured line of credit (“LOC”) in the amount of $10,000,000, 10% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 18, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of August 31, 2024. The interest rate during the period was 8.50%.
The Funds have authorized the Custodian to charge any of the Funds’ accounts for any missed payments. For the year ended, August 31, 2024, LOC activity for the Funds was as follows:

Fund	Loan Type	LOC Agent	Average Borrowings	Amount Outstanding as of August 31, 2024	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
High Income	Secured	U.S. Bank N.A.	$2,405,577	$ —	$232,166	$16,283,000	4/25/2024
High Income	Unsecured	U.S. Bank N.A.	$7,716	$—	$667	$1,690,000	8/27/2024
Short Term	Unsecured	U.S. Bank N.A.	$144,954	$—	$12,526	$3,508,000	4/18/2024

27

PRINCIPAL STREET FUNDS
Notes to the Financial Statements
August 31, 2024(Continued)
10. REPROCESSING OF SHAREHOLDER TRADES
It was determined that several of the High Income Fund’s securities were mispriced for the period January 25, 2023 through October 27, 2023 resulting in an overstatement of the Fund’s net assets and net asset value (NAV) per share for each class. Since the amount of the overstatement was concluded to be material, the Fund’s daily net assets and NAV per share were revised for the period shareholder transactions were reprocessed. As a result of reprocessing shareholder trades, the Fund incurred a loss of $853,716. The Fund’s Adviser reimbursed the Fund for these losses.
11. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2024, Charles Schwab & Co., Inc. and National Financial Services LLC, for the benefit of their customers, owned 49.64% and 33.25% of the outstanding shares of the High Income Fund, respectively. As of August 31, 2024, Charles Schwab & Co., Inc. and National Financial Services LLC, for the benefit of their customers, owned 50.16% and 47.79% of the outstanding shares of the Short Term Fund, respectively.
12. Reorganization of High Income Fund and Short Term Fund
On September 30, 2024, the High Income Fund held a special meeting of shareholders, and at such meeting, High Income Fund shareholders approved an Agreement and Plan of Reorganization whereby the High Income Fund would reorganize from Managed Portfolio Series (“MPS”) and move into a newly created series of James Alpha Trust (the “High Income Reorganization”), to be called the Easterly ROCMuni High Income Municipal Bond Fund. The MPS Board of Trustees approved the High Income Reorganization on June 3, 2024. The High Income Reorganization was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 44,355,586 shares outstanding and available to vote as of the close of business of June 28, 2024: 22,872,045 shares were present in person or by proxy, and of those shares 21,674,206 shares or 94.76% voted in favor (representing 48.86% of total outstanding shares:, 63,077 shares or 0.28% voted against (representing 0.14% of outstanding shares, and 1,134,762 shares or 4.96% abstained or withheld from voting (representing 2.56% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The High Income Reorganization commenced after the close on October 4, 2024.
On September 30, 2024, the Short Term Fund held a special meeting of shareholders, and at such meeting, Short Term Fund shareholders approved an Agreement and Plan of Reorganization whereby the Short Term Fund would reorganize from Managed Portfolio Series (“MPS”) and move into a newly created series of James Alpha Trust (the “Short Term Reorganization”), to be called the Easterly ROCMuni Short Term Municipal Bond Fund. The MPS Board of Trustees approved the Short Term Reorganization on June 3, 2024. The Short Term Reorganization was structured as a tax-free reorganization for federal tax purposes. The Inspector of Elections reported that of the 12,457,941 shares outstanding and available to vote as of the close of business of June 28, 2024: 6,578,880 shares were present in person or by proxy, and of those shares 6,484,541 shares or 98.57% voted in favor (representing 52.05% of total outstanding shares:, 0 shares or 0.00% voted against (representing 0.00% of outstanding shares, and 94,339 shares or 1.43% abstained or withheld from voting (representing 0.76% of total outstanding shares), which abstentions are also treated as a vote against the proposal. The Short Term Reorganization commenced after the close on October 4, 2024.
The High Income Fund and Short Term Fund were deemed to be the accounting survivors for financial reporting purposes after the reorganizations. In conjunction with the reorganizations, Easterly Investment Partners LLC became the new investment adviser of each fund, replacing Principal Street Partners, LLC.

28

PRINCIPAL STREET FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Principal Street Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Street High Income Municipal Fund and Principal Street Short Term Municipal Fund (“Principal Street Funds” or the “Funds”), each a series of Managed Portfolio Series, as of August 31, 2024, the related statements of operations, cash flows (as applicable) and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations and their cash flows (as applicable), the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows (as applicable)	Statements of Changes in Net Assets	Financial Highlights
Principal Street High Income Municipal Fund	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
Principal Street Short Term Municipal Fund	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and for the period from April 27, 2022 (commencement of operations) through August 31, 2022

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 12, 2024

29

PRINCIPAL STREET FUNDS
ADDITIONAL INFORMATION
August 31, 2024
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-877-914-7343.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-914-7343. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-914-7343, or (2) on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% and 0.00% for the High Income Fund and Short Term Fund, respectively.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024 was 0.00% and 0.00% for the High Income Fund and Short Term Fund, respectively.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% and 0.00% for the High Income Fund and Short Term Fund, respectively.

30

INVESTMENT ADVISER
Principal Street Partners, LLC
949 South Shady Grove Road, Suite 402
Memphis, TN 38120
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 302
Portland, Maine 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report should be accompanied or preceded by a prospectus.
The Funds’ Statements of Additional Information contain additional information about the Funds’ trustees and is available without charge upon request by calling 1-877-914-7343.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	November 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	November 12, 2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	November 12, 2024

* Print the name and title of each signing officer under his or her signature.